INCOME TAXES (Details) - USD ($)	Dec. 31, 2015	Jan. 31, 2015
Deferred tax assets:
Deferred tax asset, generated from net operating loss at statutory rates	$ 357,700	$ 303,100
Valuation allowance	$ (357,700)	$ (303,100)
Total